Main items related to operating activities - Inventories, Components (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Inventories
Crude oil and natural gas	$ 3,182	$ 4,711	$ 3,214
Refined products	5,194	6,224	5,361
Chemicals products	1,571	1,542	1,421
Trading inventories	6,158	6,672	6,501
Other inventories	3,212	3,787	3,455
Total	19,317	22,936	19,952
Gross value/Cost
Inventories
Crude oil and natural gas	3,334	4,758	3,221
Refined products	5,335	6,386	5,411
Chemicals products	1,668	1,635	1,519
Trading inventories	6,158	6,672	6,501
Other inventories	4,248	4,797	4,538
Total	20,743	24,248	21,190
Valuation allowance/Cumulative impairments
Inventories
Crude oil and natural gas	(152)	(47)	(7)
Refined products	(141)	(162)	(50)
Chemicals products	(97)	(93)	(98)
Other inventories	(1,036)	(1,010)	(1,083)
Total	$ (1,426)	$ (1,312)	$ (1,238)	$ (1,285)
Refining & Chemicals
Main items related to operating activities
Turnover period for petroleum product inventories	2 months